SUPPLEMENT DATED APRIL 30, 2004

TO

PROSPECTUS DATED APRIL 30, 2004

FOR

SUN LIFE LARGE CASE VUL

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

The Scudder VIT EAFE(R) Equity Index Fund, Scudder VIT Small Cap Index Fund and SVS Dreman High Return Equity Portfolio are not currently available as investment options.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.